RECURRING FAIR VALUE MEASUREMENTS - Fair value of held-to-maturity securities (Details) - U.S. Treasury Securities - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	$ 277,138,779	$ 276,079,635
Gain Holding Gain	9,566	1,273
Fair Value	$ 277,148,345	$ 276,080,908